Note 27 - Financial Instruments and Risks - Transactions Protected by Derivative Financial Instruments (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Total cost exposure [member]
Statement Line Items [Line Items]
Risk	R$ (9,742.3)	R$ (8,807.6)
Notional	9,318.9	8,624.1
Fair Value Assets	283.6	190.7
Fair Value Liability	(190.0)	(582.8)
Gain (loss) Finance Result	(563.5)	(1,397.5)
Gain (loss) Operational Result	(200.2)	737.4
Gain (loss) Equity	584.8	(873.3)
Commodity risk portion of cost exposure [member]
Statement Line Items [Line Items]
Risk	(2,378.7)	(1,742.8)
Notional	1,955.3	1,559.3
Fair Value Assets	166.5	136.5
Fair Value Liability	(70.7)	(43.7)
Gain (loss) Finance Result	(1.5)	(5.4)
Gain (loss) Operational Result	103.6	(97.0)
Gain (loss) Equity	(4.8)	90.3
American dollar risk portion of cost exposure [member]
Statement Line Items [Line Items]
Risk	(6,879.1)	(6,566.9)
Notional	6,879.1	6,566.9
Fair Value Assets	86.3	36.0
Fair Value Liability	(93.4)	(491.3)
Gain (loss) Finance Result	(556.1)	(1,392.6)
Gain (loss) Operational Result	(331.5)	782.2
Gain (loss) Equity	630.2	(909.0)
Euro risk portion of cost exposure [member]
Statement Line Items [Line Items]
Risk	(82.9)	(135.2)
Notional	82.9	135.2
Fair Value Assets	3.5
Fair Value Liability	(0.7)	(4.7)
Gain (loss) Finance Result	(4.7)	3.2
Gain (loss) Operational Result	0.4	56.1
Gain (loss) Equity	6.6	(42.1)
Mexican Pesos risk portion of cost exposure [member]
Statement Line Items [Line Items]
Risk	(401.6)	(359.2)
Notional	401.6	359.2
Fair Value Assets	27.3	18.2
Fair Value Liability	(25.2)	(43.3)
Gain (loss) Finance Result	(1.2)	(2.9)
Gain (loss) Operational Result	27.3	(4.3)
Gain (loss) Equity	(47.2)	(13.2)
Total fixed asset exposure [member]
Statement Line Items [Line Items]
Risk	(579.5)	(523.1)
Notional	579.5	523.1
Fair Value Assets	1.9	3.0
Fair Value Liability	(10.8)	(76.1)
Gain (loss) Finance Result	(1.9)	(187.0)
Gain (loss) Operational Result
Gain (loss) Equity
Brazilian Real risk portion of cost exposure [member]
Statement Line Items [Line Items]
Risk		(3.5)
Notional		3.5
Fair Value Assets
Fair Value Liability		0.2
Gain (loss) Finance Result		0.2
Gain (loss) Operational Result		0.4
Gain (loss) Equity		0.7
American Dollar risk portion of fixed assets exposure [member]
Statement Line Items [Line Items]
Risk	(531.9)	(430.3)
Notional	531.9	430.3
Fair Value Assets	1.8	3.0
Fair Value Liability	(10.8)	(5.8)
Gain (loss) Finance Result	(2.8)	(119.0)
Gain (loss) Operational Result
Gain (loss) Equity
Euro risk portion of fixed assets exposure [member]
Statement Line Items [Line Items]
Risk	(47.6)	(92.8)
Notional	47.6	92.8
Fair Value Assets	0.1
Fair Value Liability		(70.3)
Gain (loss) Finance Result	0.9	(68.0)
Gain (loss) Operational Result
Gain (loss) Equity
Total expenses exposure [member]
Statement Line Items [Line Items]
Risk	(177.7)	(103.7)
Notional	177.7	103.7
Fair Value Assets	0.5	0.8
Fair Value Liability	(1.8)	(1.1)
Gain (loss) Finance Result	(2.9)	47.6
Gain (loss) Operational Result	3.9	5.8
Gain (loss) Equity	1.8	(134.2)
American Dollar risk portion of the expenses exposure [member]
Statement Line Items [Line Items]
Risk	(169.2)	(90.9)
Notional	169.2	90.9
Fair Value Assets	0.3
Fair Value Liability	(1.6)	(1.1)
Gain (loss) Finance Result	(3.1)	(3.0)
Gain (loss) Operational Result	3.5	5.8
Gain (loss) Equity	2.4	(29.4)
Rupee risk portion of the expenses exposure [member]
Statement Line Items [Line Items]
Risk	(8.5)
Notional	8.5
Fair Value Assets	0.2
Fair Value Liability	(0.2)
Gain (loss) Finance Result	0.2
Gain (loss) Operational Result	0.4
Gain (loss) Equity	(0.6)
Total cash exposure [member]
Statement Line Items [Line Items]
Risk	(1,328.3)	1,043.8
Notional	1,328.3	(1,043.8)
Fair Value Assets
Fair Value Liability	(13.1)	7.8
Gain (loss) Finance Result	(266.0)	(3.7)
Gain (loss) Operational Result
Gain (loss) Equity
American Dollar risk portion of the cash exposure [member]
Statement Line Items [Line Items]
Risk	(1,313.3)	592.3
Notional	1,313.3	(592.3)
Fair Value Assets
Fair Value Liability	(13.1)	7.8
Gain (loss) Finance Result	(266.0)	(55.8)
Gain (loss) Operational Result
Gain (loss) Equity
Euro risk portion of the expenses exposure [member]
Statement Line Items [Line Items]
Risk
Notional
Fair Value Assets
Fair Value Liability
Gain (loss) Finance Result		(0.3)
Gain (loss) Operational Result
Gain (loss) Equity		0.7
Interest rate risk portion of the cash exposure [member]
Statement Line Items [Line Items]
Risk	(15.0)	400.0
Notional	15.0	(400.0)
Fair Value Assets
Fair Value Liability		(0.1)
Gain (loss) Finance Result		40.5
Gain (loss) Operational Result
Gain (loss) Equity
Canadian dollar risk portion of the expenses exposure [member]
Statement Line Items [Line Items]
Risk
Notional
Fair Value Assets
Fair Value Liability
Gain (loss) Finance Result		50.9
Gain (loss) Operational Result
Gain (loss) Equity		(106.3)
Total debts exposure [member]
Statement Line Items [Line Items]
Risk	(919.5)	(2,547.9)
Notional	356.9	2,000.2
Fair Value Assets	30.0	18.4
Fair Value Liability	(1.8)	(61.2)
Gain (loss) Finance Result	(67.5)	(50.7)
Gain (loss) Operational Result
Gain (loss) Equity
Brazilian Real risk portion of the expenses exposure [member]
Statement Line Items [Line Items]
Risk		(12.8)
Notional		12.8
Fair Value Assets		0.8
Fair Value Liability
Gain (loss) Finance Result
Gain (loss) Operational Result
Gain (loss) Equity		0.8
American Dollar risk portion of the debts exposure [member]
Statement Line Items [Line Items]
Risk	(562.6)	(1,874.2)
Notional		1,326.5
Fair Value Assets		2.6
Fair Value Liability		(48.5)
Gain (loss) Finance Result	(76.2)	(28.7)
Gain (loss) Operational Result
Gain (loss) Equity
Interest rate risk portion of the debts exposure [member]
Statement Line Items [Line Items]
Risk	(356.9)	(673.7)
Notional	356.9	673.7
Fair Value Assets	30.0	15.8
Fair Value Liability	(1.8)	(12.7)
Gain (loss) Finance Result	8.7	(22.0)
Gain (loss) Operational Result
Gain (loss) Equity
Total equity exposure [member]
Statement Line Items [Line Items]
Risk	(2,347.9)
Notional	677.0
Fair Value Assets	69.2
Fair Value Liability
Gain (loss) Finance Result	67.0
Gain (loss) Operational Result
Gain (loss) Equity
Euro risk portion of the cash exposure [member]
Statement Line Items [Line Items]
Risk		51.5
Notional		(51.5)
Fair Value Assets
Fair Value Liability		0.1
Gain (loss) Finance Result		11.6
Gain (loss) Operational Result
Gain (loss) Equity
Stock exchange price risk portion of the equity instrument exposure [member]
Statement Line Items [Line Items]
Risk	(2,347.9)
Notional	677.0
Fair Value Assets	69.2
Fair Value Liability
Gain (loss) Finance Result	67.0
Gain (loss) Operational Result
Gain (loss) Equity
Total financial risk exposure [member]
Statement Line Items [Line Items]
Risk	(15,095.2)	(10,938.5)
Notional	12,438.3	10,207.3
Fair Value Assets	385.2	212.9
Fair Value Liability	(217.5)	(713.4)
Gain (loss) Finance Result	(834.8)	(1,592.5)
Gain (loss) Operational Result	(196.3)	743.2
Gain (loss) Equity	R$ 586.6	(972.1)
Total foreign investments exposure [member]
Statement Line Items [Line Items]
Risk
Notional
Fair Value Assets
Fair Value Liability
Gain (loss) Finance Result		(1.2)
Gain (loss) Operational Result
Gain (loss) Equity		35.4
American Dollar risk portion of the foreign investments exposure [member]
Statement Line Items [Line Items]
Risk
Notional
Fair Value Assets
Fair Value Liability
Gain (loss) Finance Result		(0.9)
Gain (loss) Operational Result
Gain (loss) Equity		37.2
Euro risk portion of the foreign investments exposure [member]
Statement Line Items [Line Items]
Risk
Notional
Fair Value Assets
Fair Value Liability
Gain (loss) Finance Result
Gain (loss) Operational Result
Gain (loss) Equity		1.7
Canadian Dollar risk portion of the foreign investments exposure [member]
Statement Line Items [Line Items]
Risk
Notional
Fair Value Assets
Fair Value Liability
Gain (loss) Finance Result		(0.3)
Gain (loss) Operational Result
Gain (loss) Equity		R$ (3.5)